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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here is Amendment [    ]; Amendment Number:
The Amendment (Check only one.):      [    ]  is a restatement.
                                      [    ]  adds new entries.

Institutional Investment Manager Filing this Report:

Name:        First Interstate Bank
Address:     401 North 31st Street
             Billings, MT 59116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        Richard A. McCann
Title:       Vice President
Phone:       406-255-5132
Signature, Place, and Date of Signing:

           /s/ Richard A. McCann          Billings, MT          October 21, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                            0

Form 13F Information Table Entry Total:                     92

Form 13F Information Table Value Total:           $118,786,678

List of Other Included Managers:                          NONE

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13 F REPORT OF MANAGED ASSETS
Date Run : 10/19/2004                                Processing Date : 10/19/2004                        Time Printed  : 12:13:28 PM
                                                        As Of Date : 09/30/2004
                                                                                     INVESTMENT DIRECTION        VOTING AUTHORITY
NAME OF ISSUER                         TYPE      CUSIP    MARKET VALUE  SHARES/PV   SOLE     SHARED  OTHER     SOLE   SHARED   OTHER

Aflac Inc                             Equity    001055102    1,315,888   33,560    32,200     1,360      0    33,410     0       150
Abbott Laboratories                   Equity    002824100    1,267,538   29,923    27,923     2,000      0    29,923     0         0
Air Products & Chemicals              Equity    009158106    1,493,438   27,463    26,288     1,175      0    27,103   300        60
Alcoa Inc                             Equity    013817101    1,002,561   29,847    27,507     2,340      0    29,747     0       100
Alltel Corporation                    Equity    020039103    2,054,018   37,407    34,100     3,307      0    36,542     0       865
American Express Company              Equity    025816109      654,983   12,728    12,628       100      0    12,728     0         0
American International Group Inc      Equity    026874107    2,948,114   43,361    40,189     3,172      0    42,664   275       422
Amgen Inc                             Equity    031162100    1,041,441   18,332    18,132       200      0    18,182     0       150
Anheuser-Busch Companies Inc          Equity    035229103    1,044,305   20,907    18,112     2,795      0    20,607     0       300
Automatic Data Processing Inc         Equity    053015103      856,688   20,733    20,233       500      0    20,733     0         0
BB&T Corporation                      Equity    054937107      230,083    5,797     5,797         0      0     5,797     0         0
Bank America Corporation              Equity    060505104    2,041,060   47,105    44,405     2,700      0    45,965     0     1,140
Bellsouth Corporation                 Equity    079860102      490,764   18,096    15,382     2,714      0    17,952     0       144
Chevron Texaco Corporation            Equity    166764100    3,146,040   58,651    57,051     1,600      0    58,651     0         0
Cisco Systems Inc                     Equity    17275R102    1,886,871  104,247    93,737    10,510      0   103,847   400         0
Citigroup Inc                         Equity    172967101    3,886,575   88,091    68,301    19,790      0    74,636   333    13,122
Coca Cola Company                     Equity    191216100      487,048   12,161    10,861     1,300      0    12,161     0         0
Conocophillips                        Equity    20825C104      437,282    5,278     4,764       514      0     4,764     0       514
Costco Wholesale Corporation          Equity    22160K105    1,358,207   32,720    32,170       550      0    32,720     0         0
Danaher Corporation                   Equity    235851102    1,389,944   27,105    25,705     1,400      0    27,105     0         0
First Interstate Bancsystem Inc       Equity    2362735      1,428,000   28,000         0    28,000      0    28,000     0         0
Dell Inc                              Equity    24702R101    1,584,770   44,516    41,476     3,040      0    44,516     0         0
Dominion Res Inc                      Equity    25746U109      456,881    7,002     7,002         0      0     7,002     0         0
Du Pont E I De Nemours & Company      Equity    263534109      616,320   14,400    12,530     1,870      0    13,200     0     1,200
Duke Energy Corporation               Equity    264399106    1,276,438   55,764    52,284     3,480      0    55,029     0       735
EMC Corporation                       Equity    268648102      115,977   10,050    10,050         0      0    10,050     0         0
Emerson Electric Company              Equity    291011104      901,118   14,560    14,260       300      0    14,360     0       200
Exxon Mobil Corporation               Equity    30231G102    5,814,196  120,302   104,875    15,427      0   117,280   450     2,572
Federal National Mortgage Association Equity    313586109    1,093,967   17,255    15,855     1,400      0    17,255     0         0
Fifth Third Bancorp                   Equity    316773100      631,345   12,827    12,397       430      0    12,827     0         0
First Data Corporation                Equity    319963104      349,697    8,039     6,939     1,100      0     8,039     0         0
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13 F REPORT OF MANAGED ASSETS
Date Run : 10/19/2004                                Processing Date : 10/19/2004                        Time Printed  : 12:13:28 PM
                                                        As Of Date : 09/30/2004
                                                                                     INVESTMENT DIRECTION        VOTING AUTHORITY
NAME OF ISSUER                         TYPE      CUSIP    MARKET VALUE  SHARES/PV   SOLE     SHARED  OTHER    SOLE   SHARED   OTHER

Ford Motor Company                    Equity    345370860     162,053     11,534     8,832    2,702     0    11,534      0         0
Forest Laboratories Inc               Equity    345838106     766,118     17,040    16,630      410     0    16,805      0       235
General Dynamics Corporation          Equity    369550108   1,402,854     13,740    13,360      380     0    13,625      0       115
General Electric Company              Equity    369604103   5,318,803    158,392   129,034   29,358     0   150,834  2,123     5,435
Gillette Company                      Equity    375766102     246,892      5,915     4,915    1,000     0     5,915      0         0
Goldman Sachs Group Inc               Equity    38141G104     769,230      8,250     8,250        0     0     8,150      0       100
Guidant Corporation                   Equity    401698105     256,896      3,890     3,890        0     0     3,890      0         0
Hewlett Packard Company               Equity    428236103   1,389,731     74,119    67,709    6,410     0    72,569    450     1,100
Home Depot Inc                        Equity    437076102   2,322,914     59,258    54,333    4,925     0    58,595    450       213
Honeywell International Inc           Equity    438516106     670,905     18,709    13,807    4,902     0    15,594      0     3,115
Illinois Tool Works Inc               Equity    452308109   1,986,105     21,317    19,467    1,850     0    21,117    200         0
Intel Corporation                     Equity    458140100   1,735,952     86,538    79,708    6,830     0    85,863    275       400
International Business
  Machines Corporation                Equity    459200101   2,343,703     27,335    24,870    2,465     0    26,875    200       260
JP Morgan Chase & Company             Equity    46625H100     705,088     17,747    16,147    1,600     0    17,747      0         0
Johnson & Johnson                     Equity    478160104   3,381,265     60,026    49,691   10,335     0    57,396    250     2,380
Johnson Controls Inc                  Equity    478366107   1,062,120     18,696    18,096      600     0    18,696      0         0
Jore Corporation                      Equity    480815109          25    190,783   190,783        0     0   190,783      0         0
Kimberly Clark Corporation            Equity    494368103     558,704      8,650     7,195    1,455     0     8,650      0         0
Kohls Corporation                     Equity    500255104     645,505     13,395    12,895      500     0    13,395      0         0
Level 3 Communications Inc            Equity    52729N100      65,268     25,200         0   25,200     0    22,000      0     3,200
Lilly Eli & Company                   Equity    532457108   1,476,810     24,593    23,218    1,375     0    24,253    275        65
Lowes Cos Inc                         Equity    548661107   1,714,199     31,540    29,235    2,305     0    30,960    450       130
MBIA Inc                              Equity    55262C100   2,147,367     36,890    34,300    2,590     0    36,060    575       255
MDU Resources Group Inc               Equity    552690109   1,952,185     74,143    42,026   32,117     0    46,218      0    27,925
Marathon Oil Corporation              Equity    565849106     331,313      8,026     7,626      400     0     7,626      0       400
McDonalds Corporation                 Equity    580135101     246,916      8,809     5,505    3,304     0     7,005      0     1,804
McGraw Hill Companies Inc             Equity    580645109   2,626,423     32,958    31,228    1,730     0    32,653      0       305
Medtronic Inc                         Equity    585055106   2,371,726     45,698    41,678    4,020     0    45,108    500        90
Merck & Company Inc                   Equity    589331107     285,945      8,665     8,050      615     0     8,665      0         0
Merrill Lynch & Company Inc           Equity    590188108     205,592      4,135     4,135        0     0     4,135      0         0
Microsoft Corporation                 Equity    594918104   2,915,333    105,437    98,572    6,865     0   104,187    800       450
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13 F REPORT OF MANAGED ASSETS
Date Run : 10/19/2004                                Processing Date : 10/19/2004                        Time Printed  : 12:13:29 PM
                                                        As Of Date : 09/30/2004
                                                                                     INVESTMENT DIRECTION        VOTING AUTHORITY
NAME OF ISSUER                         TYPE      CUSIP    MARKET VALUE  SHARES/PV   SOLE     SHARED  OTHER    SOLE   SHARED   OTHER

Motorola Inc                          Equity   620076109      524,206     29,058   26,608     2,450     0    29,058      0         0
Northern Trust Corporation            Equity   665859104    1,293,564     31,705   30,525     1,180     0    31,530      0       175
Oracle Corporation                    Equity   68389X105    1,072,638     95,092   88,997     6,095     0    93,677    600       815
PPG Industries Inc                    Equity   693506107      617,090     10,070    9,195       875     0    10,020      0        50
Penney J C Inc                        Equity   708160106      377,496     10,700      600    10,100     0    10,700      0         0
Pepsico Inc                           Equity   713448108    2,436,781     50,088   44,838     5,250     0    48,513    575     1,000
Pfizer Inc                            Equity   717081103    3,379,801    110,451   98,991    11,460     0   109,376    450       625
Proctor & Gamble Company              Equity   742718109    2,215,998     40,946   39,626     1,320     0    40,746      0       200
Qualcomm Inc                          Equity   747525103      261,568      6,700    6,700         0     0     6,700      0         0
Royal Dutch Petro Ny Reg
  Sh Par N 1.25 Gldr                  Equity   780257804      320,281      6,207    6,207         0     0     6,207      0         0
SBC Communications Inc                Equity   78387G103    1,165,492     44,913   40,438     4,475     0    44,813      0       100
St Paul Companies Inc                 Equity   792860108      469,419     14,199   13,313       886     0    13,343      0       856
Schlumberger Limited                  Equity   806857108      492,709      7,320    6,250     1,070     0     7,320      0         0
Shurgard Storage Centers Inc          Equity   82567D104      294,880      7,600    7,600         0     0     7,600      0         0
Southtrust Corporation                Equity   844730101      270,790      6,500    6,500         0     0     6,500      0         0
Staples Inc                           Equity   855030102    1,360,925     45,638   44,288     1,350     0    45,638      0         0
Stryker Corporation                   Equity   863667101    1,131,082     23,525   22,450     1,075     0    23,425      0       100
Suntrust Banks Inc                    Equity   867914103      221,792      3,150    3,150         0     0     3,150      0         0
Sysco Corporation                     Equity   871829107      906,576     30,300   28,900     1,400     0    30,300      0         0
Target Corporation                    Equity   87612E106    1,582,619     34,975   33,565     1,410     0    34,700      0       275
3M Company                            Equity   88579Y101      909,019     11,367    9,067     2,300     0     9,367      0     2,000
United Technologies Corporation       Equity   913017109    2,190,228     23,455   21,595     1,860     0    23,180    150       125
Unitedhealth Group Inc                Equity   91324P102      200,573      2,720    2,720         0     0     2,720      0         0
Verizon Communications                Equity   92343V104      492,053     12,495    9,697     2,798     0    12,341      0       154
Wachovia Corp 2nd                     Equity   929903102      413,958      8,817    8,817         0     0     8,817      0         0
Wal-Mart Stores Inc                   Equity   931142103    2,828,218     53,162   47,087     6,075     0    52,447    400       315
Walgreen Company                      Equity   931422109    1,560,755     43,560   41,910     1,650     0    42,945    250       365
Washington Mutual Inc                 Equity   939322103      228,423      5,845    5,545       300     0     5,845      0         0
Wells Fargo & Company                 Equity   949746101    2,680,965     44,960   39,670     5,290     0    44,325    550        85
Sugarland Enterprises Inc             Equity   998000483    1,521,282     26,229    1,673    24,556     0       276      0    25,953
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13 F REPORT OF MANAGED ASSETS
Date Run : 10/19/2004                                Processing Date : 10/19/2004                        Time Printed  : 12:13:29 PM
                                                        As Of Date : 09/30/2004

                                                                                     INVESTMENT DIRECTION        VOTING AUTHORITY
NAME OF ISSUER                         TYPE      CUSIP    MARKET VALUE  SHARES/PV   SOLE     SHARED  OTHER     SOLE   SHARED   OTHER

                                                          118,786,678

                                                * * * END OF ASSET REPORT * * *

                                     92      ASSETS REPORTED OF   24634    ASSETS ON FILE
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